Cash Distributions and Earnings per Unit (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss	$ (62,134)	$ (13,081)	$ (15,090)
Weighted average units outstanding (basic and diluted)
Weighted average units outstanding (basic and diluted)	10,830,959	10,823,591	8,840,689
Loss attributable to:
Loss per unit (basic and diluted):	$ (5.62)	$ (1.18)	$ (1.67)
Common unitholders
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss	$ (60,899)	$ (12,819)	$ (14,788)
Loss attributable to:
Loss per unit (basic and diluted):	$ (5.62)	$ (1.18)	$ (1.67)
Earnings per unit - distributed (basic and diluted):	1.22	1.24	0
Loss per unit — undistributed (basic and diluted):	$ (6.84)	$ (2.43)	$ (1.67)